Note 5 - Fixed Assets (Tables)	9 Months Ended
Sep. 30, 2012
Note 5 - Fixed Assets Tables
Fixed assets

Fixed assets consist of the following:

	September 30,	December 31
	2012	2011
Computers and office equipment	$15,627	$24,449
Website development costs	99,880	99,880
Total Fixed Assets	115,507	124,329
Less accumulated depreciation	(24,067)	(10,768)
	$91,440	$113,561